Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Total income	[1]	£ 7,122	£ 7,253
UK [member]
Disclosure of operating segments [line items]
Total income	[1]	2,000	2,118
Europe [member]
Disclosure of operating segments [line items]
Total income	[1]	863	1,026
Americas [member]
Disclosure of operating segments [line items]
Total income	[1]	3,825	3,735
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	[1]	75	62
Asia [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 359	£ 312

[1]	The geographic region is based on counterparty location